Note 8 - Stockholders' Equity (Details) - Restricted Stock Activity (Restricted Stock [Member])	6 Months Ended	12 Months Ended
	Dec. 31, 2013	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2011
Restricted Stock [Member]
Note 8 - Stockholders' Equity (Details) - Restricted Stock Activity [Line Items]
Non-vested restricted stock	46,000	46,000	46,000	20,500
Awarded	78,000	48,000	86,000	0
Vested	(78,000)	(48,000)	(60,500)
Forfeited	0	0	0